UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2009

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (99.9%)
Albany County NY Airport Auth. Rev. VRDO	0.410%	9/8/09	LOC	18,690	18,690
Albany NY IDA Fac. Rev. (Albany Medical
Center) VRDO	0.290%	9/8/09	LOC	2,800	2,800
Albany NY IDA Fac. Rev. (Holland Suites
Project) VRDO	0.240%	9/8/09	LOC	12,780	12,780
Buffalo NY Muni. Water System Rev. VRDO	0.220%	9/8/09	LOC	21,400	21,400
Chemung County NY IDA Civic Fac. Rev.
(Elmira College Project) VRDO	0.270%	9/8/09	LOC	10,000	10,000
Clifton Park NY IDA Multifamily Housing Rev.
(Coburg Village Project) VRDO	0.200%	9/8/09	LOC	11,240	11,240
Erie County NY Fiscal Stability Auth. BAN	2.000%	5/19/10		7,500	7,558
1 Erie County NY IDA School Fac. Rev. TOB
VRDO	0.490%	9/8/09	(4)	4,330	4,330
Geneva NY IDA Civic Fac. Rev. (Seneca)
VRDO	0.210%	9/8/09	LOC	30,700	30,700
Half Hollow Hills NY Central School Dist. of
Huntington & Babylon County TAN	2.000%	6/30/10		33,400	33,835
Locust Valley NY Central School Dist TAN	2.000%	6/23/10		5,000	5,062
Long Island NY Power Auth. Electric System
Rev. CP	0.320%	10/14/09	LOC	24,000	24,000
Long Island NY Power Auth. Electric System
Rev. CP	0.400%	11/12/09	LOC	22,000	22,000
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.290%	9/8/09	(13)	9,700	9,700
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.460%	9/8/09	(13)	7,840	7,840
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.790%	9/8/09	(4)	14,410	14,410
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.200%	9/8/09	LOC	13,600	13,600
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.200%	9/8/09	LOC	9,000	9,000
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.200%	9/8/09	LOC	7,800	7,800
1 Metro. New York Transp. Auth. Rev. (Service
Contract) TOB VRDO	0.540%	9/8/09	(4)	4,495	4,495
Metro. New York Transp. Auth. Rev. (Transit
Rev.) VRDO	0.160%	9/1/09	LOC	28,300	28,300
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.440%	9/8/09	(13)	19,050	19,050
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.440%	9/8/09	(13)	15,005	15,005
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.790%	9/8/09	(4)	14,000	14,000
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.840%	9/8/09	(4)	3,620	3,620
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.840%	9/8/09	(4)	6,510	6,510
Metropolitan Transp. Auth. NY RAN	2.000%	12/31/09		40,000	40,212
1 Metropolitan Transp. Auth. NY TOB VRDO	0.440%	9/8/09	(13)	2,000	2,000
Monroe County NY IDA (Assn. Blind and
Impaired) VRDO	0.500%	9/8/09	LOC	2,000	2,000
Monroe County NY IDA (Cherry Ridge) VRDO	0.160%	9/8/09	LOC	5,000	5,000
Monroe County NY IDA (Cherry Ridge) VRDO	0.160%	9/8/09	LOC	9,255	9,255

Monroe County NY IDA (Monroe Community
College) VRDO	0.210%	9/8/09	LOC	3,800	3,800
Monroe County NY IDA (Nazareht College)
VRDO	0.300%	9/8/09	LOC	2,250	2,250
Nassau County NY Interim Finance Auth. GO	1.000%	11/15/09		4,250	4,255
Nassau County NY Interim Finance Auth. VRDO	0.180%	9/8/09		52,300	52,300
Nassau County NY Interim Finance Auth. VRDO	0.180%	9/8/09		32,500	32,500
Nassau County NY Interim Finance Auth. VRDO	0.230%	9/8/09		30,000	30,000
Nassau County NY Interim Finance Auth. VRDO	0.230%	9/8/09		5,000	5,000
Nassau County NY Interim Finance Auth. VRDO	0.250%	9/8/09		13,000	13,000
Nassau County NY RAN	2.000%	4/15/10		20,000	20,188
Nassau County NY TAN	2.250%	10/30/09		10,000	10,023
Nassau County NY TAN	2.500%	10/30/09		15,000	15,040
Nassau Health Care Corp.	0.400%	11/28/09	LOC	12,500	12,500
Nassau Health Care Corp. VRDO	0.230%	9/8/09	LOC	6,080	6,080
New York City NY Capital Resources (Enhanced
Assistance PG) VRDO	0.220%	9/8/09	LOC	21,422	21,422
New York City NY Capital Resources (Enhanced
Assistance PG) VRDO	0.220%	9/8/09	LOC	4,420	4,420
New York City NY Cultural Resources Rev.
(American Museum of Natural History) VRDO	0.120%	9/1/09		9,100	9,100
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.180%	9/8/09		16,225	16,225
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.180%	9/8/09		14,235	14,235
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.180%	9/8/09		21,190	21,190
New York City NY Cultural Resources Rev.
(Julliard School) PUT	0.650%	4/1/10		20,000	20,000
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.120%	9/1/09	LOC	2,900	2,900
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.190%	9/8/09	LOC	3,750	3,750
New York City NY Cultural Resources Rev.
(Manhattan School of Music) VRDO	0.210%	9/8/09	LOC	9,150	9,150
New York City NY Cultural Resources Rev.
(Metropolitan Museum) VRDO	0.120%	9/8/09		31,600	31,600
New York City NY Cultural Resources Rev.
(Pierpont Morgan Library) VRDO	0.150%	9/8/09	LOC	4,000	4,000
New York City NY Cultural Resources Rev.
(Solomon R. Guggenheim Foundation) VRDO	0.220%	9/8/09	LOC	12,807	12,807
New York City NY Cultural Resources Rev. (The
Metropolitan Museum of Art) VRDO	0.120%	9/8/09		48,900	48,900
New York City NY GO	2.000%	8/1/10		14,745	14,951
1 New York City NY GO TOB VRDO	0.290%	9/8/09		7,760	7,760
New York City NY GO VRDO	0.120%	9/1/09	(4)	6,800	6,800
New York City NY GO VRDO	0.120%	9/1/09	(4)	13,370	13,370
New York City NY GO VRDO	0.120%	9/1/09	(4)	3,000	3,000
New York City NY GO VRDO	0.150%	9/1/09		2,700	2,700
New York City NY GO VRDO	0.160%	9/8/09		11,110	11,110
New York City NY GO VRDO	0.170%	9/8/09	LOC	29,500	29,500
New York City NY GO VRDO	0.170%	9/8/09	LOC	40,790	40,790
New York City NY GO VRDO	0.170%	9/8/09	LOC	11,500	11,500
New York City NY GO VRDO	0.170%	9/8/09		14,000	14,000
New York City NY GO VRDO	0.190%	9/8/09	LOC	1,000	1,000
New York City NY GO VRDO	0.200%	9/8/09	LOC	32,000	32,000
New York City NY GO VRDO	0.200%	9/8/09	LOC	49,255	49,255
New York City NY GO VRDO	0.210%	9/8/09	LOC	23,000	23,000

New York City NY GO VRDO	0.240%	9/8/09	LOC	36,025	36,025
New York City NY Housing Dev. Corp. Multi-
Family Rev. (First Avenue) VRDO	0.280%	9/8/09	LOC	24,205	24,205
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.550%	10/30/09		2,730	2,730
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.450%	3/15/10		10,850	10,850
1 New York City NY Housing Dev. Corp. Multi-
Family Rev. TOB VRDO	0.290%	9/8/09		10,155	10,155
1 New York City NY Housing Dev. Corp. Multi-
Family Rev. TOB VRDO	0.410%	9/8/09		5,540	5,540
New York City NY Housing Dev. Corp. Multi-
Family Rev. VRDO	0.200%	9/8/09		15,500	15,500
New York City NY Housing Dev. Corp. Multi-
Family Rev. VRDO	0.280%	9/8/09	LOC	45,800	45,800
New York City NY Housing Dev. Corp. Rev.
(201 Pearl Street) VRDO	0.150%	9/8/09	LOC	23,100	23,100
New York City NY Housing Dev. Corp. Rev.
(Corp. Multifamily - Sons of Italy) VRDO	0.220%	9/8/09	LOC	3,850	3,850
1 New York City NY Housing Dev. Corp. Rev.
(Multi-Family Housing) TOB VRDO	0.300%	9/8/09		6,975	6,975
1 New York City NY Housing Dev. Corp. Rev.
(Multi-Family Housing) TOB VRDO	0.640%	9/8/09		4,000	4,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - 90 West Street)
VRDO	0.150%	9/8/09	LOC	5,000	5,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Atlantic Court)
VRDO	0.300%	9/8/09	LOC	53,100	53,100
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Ocean Gate)
VRDO	0.400%	9/8/09	LOC	32,530	32,530
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - One Columbus
Place) VRDO	0.280%	9/8/09	LOC	32,000	32,000
New York City NY IDA (Lycee Francais De NY
Project) VRDO	0.200%	9/8/09	LOC	13,350	13,350
New York City NY IDA (NY Congregational
Nursing Center Project) VRDO	0.200%	9/8/09	LOC	4,600	4,600
New York City NY IDA (United Jewish Appeal)
VRDO	0.250%	9/8/09		14,800	14,800
New York City NY IDA Rev. (New York Law
School) VRDO	0.240%	9/8/09	LOC	30,100	30,100
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.280%	9/8/09	LOC	15,500	15,500
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.280%	9/8/09	LOC	13,600	13,600
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	9/8/09		10,200	10,200
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	9/8/09		5,475	5,475
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	9/8/09		15,840	15,840
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	9/8/09		8,000	8,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/09		4,000	4,000

1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/09		29,290	29,290
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/09		4,995	4,995
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/09		4,450	4,450
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/09		1,775	1,775
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/09		5,140	5,140
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/09		6,000	6,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.310%	9/8/09		11,000	11,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.390%	9/8/09	(4)	20,015	20,015
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.390%	9/8/09	(4)	13,430	13,430
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.120%	9/1/09		600	600
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.120%	9/1/09		27,325	27,325
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.180%	9/8/09		24,100	24,100
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.190%	9/8/09		11,300	11,300
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.230%	9/8/09		6,200	6,200
1 New York City NY Sales Tax Asset Receivable
Corp. TOB VRDO	0.540%	9/8/09		12,845	12,845
1 New York City NY Sales Tax Asset Receivable
Corp. TOB VRDO	0.540%	9/8/09		19,610	19,610
1 New York City NY TOB VRDO	0.160%	9/1/09	LOC	13,105	13,105
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/15/10	(Prere.)	2,820	2,912
New York City NY Transitional Finance Auth.
Rev.	5.500%	5/1/10	(Prere.)	5,800	6,054
New York City NY Transitional Finance Auth.
Rev.	5.500%	5/1/10	(Prere.)	5,000	5,217
New York City NY Transitional Finance Auth.
Rev.	5.875%	5/1/10	(Prere.)	5,300	5,545
New York City NY Transitional Finance Auth.
Rev.	5.875%	5/1/10	(Prere.)	9,305	9,732
New York City NY Transitional Finance Auth.
Rev.	6.000%	5/15/10	(Prere.)	7,030	7,377
1 New York City NY Transitional Finance Auth.
Rev. TOB VRDO	0.300%	9/8/09		5,295	5,295
New York City NY Transitional Finance Auth.
Rev. VRDO	0.110%	9/1/09		30,120	30,120
New York City NY Transitional Finance Auth.
Rev. VRDO	0.120%	9/1/09		10,475	10,475
New York City NY Transitional Finance Auth.
Rev. VRDO	0.150%	9/8/09		8,465	8,465
New York City NY Transitional Finance Auth.
Rev. VRDO	0.180%	9/8/09		53,865	53,865
New York City NY Transitional Finance Auth.
Rev. VRDO	0.180%	9/8/09		6,040	6,040

New York City NY Transitional Finance Auth.
Rev. VRDO	0.180%	9/8/09		3,655	3,655
New York City NY Transitional Finance Auth.
Rev. VRDO	0.200%	9/8/09		55,525	55,525
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.300%	9/8/09		8,770	8,770
New York State Dormitory Auth. Rev.
(Blythedale Childrens Hospital) VRDO	0.200%	9/8/09	LOC	4,500	4,500
New York State Dormitory Auth. Rev. (Catholic
Health) VRDO	0.200%	9/8/09	LOC	7,620	7,620
New York State Dormitory Auth. Rev. (Catholic
Health) VRDO	0.200%	9/8/09	LOC	25,250	25,250
1 New York State Dormitory Auth. Rev. (City
Univ.) TOB VRDO	0.270%	9/8/09	(4)	11,210	11,210
New York State Dormitory Auth. Rev. (Columbia
Univ.) CP	0.350%	10/14/09		12,800	12,800
1 New York State Dormitory Auth. Rev. (Columbia
Univ.) TOB VRDO	0.290%	9/8/09		2,950	2,950
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.100%	9/8/09		6,100	6,100
1 New York State Dormitory Auth. Rev. (Mental
Health Services) TOB VRDO	0.370%	9/8/09	(4)	15,785	15,785
New York State Dormitory Auth. Rev. (Mental
Health Services) VRDO	0.210%	9/8/09		71,500	71,500
New York State Dormitory Auth. Rev. (Personal
Income Tax)	2.500%	12/15/09		8,130	8,174
New York State Dormitory Auth. Rev. (Personal
Income Tax)	2.000%	6/15/10		16,930	17,138
1 New York State Dormitory Auth. Rev. (Personal
Income Tax) TOB VRDO	0.270%	9/8/09		17,625	17,625
1 New York State Dormitory Auth. Rev. (Personal
Income Tax) TOB VRDO	0.290%	9/8/09		11,950	11,950
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/10	(Prere.)	10,660	11,182
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/10	(Prere.)	17,500	18,367
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/10	(Prere.)	20,500	21,491
1 New York State Dormitory Auth. Rev. (Vassar
College) TOB VRDO	0.260%	9/8/09		5,315	5,315
New York State Dormitory Auth. Rev. (Wagner
College) VRDO	0.230%	9/8/09	LOC	4,935	4,935
New York State Dormitory Auth. Rev. Non State
Supported Debt (Catholic Health System)
VRDO	0.200%	9/8/09	LOC	2,470	2,470
New York State Dormitory Auth. Rev. Non State
Supported Debt (Cornell Univ.) VRDO	0.120%	9/1/09		13,250	13,250
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.) VRDO	0.190%	9/8/09	LOC	31,020	31,020
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.) VRDO	0.190%	9/8/09	LOC	9,915	9,915
New York State Dormitory Auth. Rev. Non State
Supported Debt (Highland Community Dev.
Corp) VRDO	0.250%	9/8/09	LOC	9,610	9,610
New York State Dormitory Auth. Rev. Non State
Supported Debt (LeMoyne College) VRDO	0.240%	9/8/09	LOC	5,000	5,000
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	0.100%	9/8/09		8,000	8,000

New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	0.100%	9/8/09		8,300	8,300
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	0.100%	9/8/09		15,815	15,815
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.) VRDO	0.150%	9/8/09	LOC	9,420	9,420
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.) VRDO	0.150%	9/8/09	LOC	42,195	42,195
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.) VRDO	0.180%	9/8/09	LOC	67,760	67,760
New York State Dormitory Auth. Rev. Non State
Supported Debt (Univ. of Rochester) VRDO	0.250%	9/8/09	LOC	20,000	20,000
New York State Dormitory Auth. Rev. Non-State
Supported Debt (New York Law School)
VRDO	0.150%	9/8/09	LOC	4,500	4,500
New York State Dormitory Auth. Rev. Non-State
Supported Debt (Rockefeller Univ.) VRDO	0.150%	9/8/09		22,500	22,500
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.) VRDO	0.200%	9/8/09	LOC	27,700	27,700
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.) VRDO	0.260%	9/8/09	LOC	7,000	7,000
1 New York State Dormitory Auth. Rev. State
Supported Debt (State Univ.) TOB VRDO	0.300%	9/8/09		8,995	8,995
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.290%	9/8/09		20,000	20,000
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.290%	9/8/09		7,500	7,500
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.290%	9/8/09		10,395	10,395
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.300%	9/8/09		5,000	5,000
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.300%	9/8/09		7,265	7,265
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.340%	9/8/09		8,135	8,135
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.440%	9/8/09	(13)	12,740	12,740
New York State Dormitory Auth. Rev. VRDO	0.170%	9/8/09	LOC	7,320	7,320
New York State Dormitory Auth. Rev. VRDO	0.170%	9/8/09	LOC	3,500	3,500
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.190%	9/8/09	LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.220%	9/8/09	LOC	18,600	18,600
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.300%	9/8/09	LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.340%	9/8/09	LOC	12,100	12,100
New York State Energy Research & Dev. Auth.
Electric Facility Rev. (Long Island Lighting
Company) VRDO	0.270%	9/8/09	LOC	12,980	12,980
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) VRDO	0.230%	9/8/09	LOC	15,700	15,700
1 New York State Environmental Fac. Corp. PCR
TOB VRDO	0.340%	9/8/09	(4)	21,450	21,450
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)
TOB VRDO	0.300%	9/8/09		3,645	3,645

1 New York State Environmental Fac. Corp. Rev.
(Personal Income Tax) TOB VRDO	0.300%	9/8/09		3,185	3,185
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (General Electric Co.)
VRDO	0.110%	9/1/09		6,100	6,100
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (General Electric Co.)
VRDO	0.160%	9/1/09		26,700	26,700
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (General Electric Co.)
VRDO	0.160%	9/1/09		25,900	25,900
New York State Housing Finance Agency Rev.
(80 DeKalb Ave. Housing) VRDO	0.190%	9/8/09	LOC	15,270	15,270
New York State Housing Finance Agency Rev.
(Brook Avenue Apartments) VRDO	0.290%	9/8/09	LOC	14,300	14,300
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	0.300%	9/8/09	LOC	66,170	66,170
New York State Housing Finance Agency Rev.
(Clinton Green North) VRDO	0.200%	9/8/09	LOC	40,000	40,000
New York State Housing Finance Agency Rev.
(Clinton Green South) VRDO	0.200%	9/8/09	LOC	32,000	32,000
New York State Housing Finance Agency Rev.
(Saville Housing) VRDO	0.300%	9/8/09	LOC	45,000	45,000
New York State Housing Finance Agency Rev.
(West 23rd Street) VRDO	0.240%	9/8/09	LOC	47,900	47,900
New York State Housing Finance Agency Rev.
(West 37th Street Housing) VRDO	0.230%	9/8/09	LOC	4,200	4,200
New York State Housing Finance Agency Rev.
(West 38th Street) VRDO	0.190%	9/8/09	LOC	15,000	15,000
New York State Housing Finance Agency Rev.
VRDO	0.180%	9/8/09	LOC	36,200	36,200
New York State Housing Finance Agency Rev.
VRDO	0.200%	9/8/09	LOC	50,000	50,000
New York State Housing Finance Agency Rev.
VRDO	0.200%	9/8/09	LOC	25,000	25,000
New York State Housing Finance Agency Rev.
VRDO	0.240%	9/8/09	LOC	27,000	27,000
New York State Housing Finance Agency Rev.
VRDO	0.280%	9/8/09	LOC	22,300	22,300
New York State Housing Finance Agency
Service Contract Rev. VRDO	0.220%	9/8/09	LOC	33,300	33,300
New York State Housing Finance Agency
Service Contract Rev. VRDO	0.250%	9/8/09	LOC	9,000	9,000
New York State Local Govt. Assistance Corp.	5.000%	4/1/10		27,070	27,771
1 New York State Mortgage Agency Rev.
(Homeowner Mortgage) TOB VRDO	0.410%	9/8/09		11,350	11,350
1 New York State Mortgage Agency Rev. TOB
VRDO	0.410%	9/8/09		9,000	9,000
1 New York State Mortgage Agency Rev. TOB
VRDO	0.410%	9/8/09		6,700	6,700
1 New York State Mortgage Agency Rev. TOB
VRDO	0.410%	9/8/09		12,090	12,090
1 New York State Mortgage Agency Rev. TOB
VRDO	0.410%	9/8/09		11,505	11,505
New York State Mortgage Agency Rev. VRDO	0.250%	9/8/09		8,400	8,400
New York State Power Auth. Rev. PUT	0.600%	9/1/09		26,670	26,670
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/10		6,000	6,159

New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/10	(ETM)	5,125	5,269
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	6.000%	4/1/10	(Prere.)	3,000	3,125
New York State Thruway Auth. Rev. (Personal
Income Tax)	2.500%	3/15/10		10,640	10,762
New York State Thruway Auth. Rev. (Service
Contract)	5.750%	4/1/10	(Prere.)	3,000	3,121
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/10		7,280	7,458
New York State Urban Dev. Corp. Rev. VRDO	0.150%	9/8/09	LOC	32,000	32,000
New York State Urban Dev. Corp. Rev. VRDO	0.150%	9/8/09	LOC	11,800	11,800
New York State Urban Dev. Corp. Rev. VRDO	0.250%	9/8/09	(12)	47,800	47,800
New York State Urban Dev. Corp. Rev. VRDO	0.350%	9/8/09	(12)	8,000	8,000
North Hempstead NY BAN	1.500%	6/11/10		23,519	23,722
Northport NY Union Free School TAN	2.000%	6/25/10		36,000	36,458
Onondaga County NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	0.200%	9/8/09	LOC	5,685	5,685
Orange County NY BAN	1.750%	7/9/10		8,665	8,763
Oyster Bay NY BAN	2.750%	9/18/09		94,033	94,082
Oyster Bay NY GO	2.500%	2/15/10		4,385	4,425
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.290%	9/8/09		2,500	2,500
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.200%	9/8/09	LOC	5,000	5,000
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.200%	9/8/09	LOC	6,900	6,900
South Huntington NY UFSD TAN	2.000%	6/30/10		20,000	20,258
Southampton NY UFSD BAN	1.750%	6/23/10		9,000	9,096
Southampton NY UFSD TAN	1.750%	6/23/10		11,000	11,119
Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (St. Anthonys High School) VRDO	0.200%	9/8/09	LOC	10,500	10,500
Suffolk County NY Water Auth. Rev. VRDO	0.200%	9/8/09		46,700	46,700
Suffolk County NY Water Auth. Rev. VRDO	0.200%	9/8/09		52,900	52,900
Syracuse NY IDA Civic Facility Rev. (Syracuse
Univ. Project) VRDO	0.200%	9/8/09	LOC	5,400	5,400
Syracuse NY IDA Civic Facility Rev. (Syracuse
Univ. Project) VRDO	0.200%	9/8/09	LOC	5,750	5,750
Tompkins County NY BAN	1.750%	2/9/10		6,500	6,530
Tompkins County NY IDA Civic Fac. (Cornell
Univ.) VRDO	0.120%	9/8/09		13,890	13,890
Tompkins County NY IDA Civic Fac. (Cornell
Univ.) VRDO	0.120%	9/8/09		5,590	5,590
Tompkins County NY IDA Civic Fac. (Ithaca
College) VRDO	0.210%	9/8/09	LOC	28,955	28,955
Triborough Bridge & Tunnel Auth. New York
Rev.	4.000%	11/15/09		7,500	7,553
Triborough Bridge & Tunnel Auth. New York
Rev. PUT	2.000%	1/20/10		20,000	20,104
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.270%	9/8/09		24,610	24,610
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.270%	9/8/09		10,050	10,050
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.300%	9/8/09		12,245	12,245
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.300%	9/8/09		3,330	3,330

Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.170%	9/8/09	LOC	38,800	38,800
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.270%	9/8/09		82,175	82,175
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute) VRDO	0.200%	9/8/09	LOC	13,300	13,300
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute) VRDO	0.220%	9/8/09	LOC	13,250	13,250
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute) VRDO	0.330%	9/8/09	LOC	10,000	10,000
Total Investments (99.9%) (Cost $4,197,432)					4,197,432
Other Assets and Liabilities-Net (0.1%)					5,429
Net Assets (100%)					4,202,861

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $611,150,000, representing 14.5% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 input.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
New York (97.2%)
Albany County NY GO	5.000%	10/1/12	(14)	3,405	3,543
Albany NY IDA Fac. Rev. (St. Peter's Hospital
Project)	5.250%	11/15/27		5,000	4,475
1 Albany NY IDA Fac. Rev. (Univ. of Albany) VRDO	5.375%	5/1/29	(12)	3,415	3,555
1 Albany NY IDA Fac. Rev. (Univ. of Albany) VRDO	5.375%	5/1/29	(12)	3,455	3,596
1 Albany NY IDA Fac. Rev. (Univ. of Albany) VRDO	5.375%	5/1/29	(12)	4,395	4,575
1 Albany NY IDA Fac. Rev. (Univ. of Albany) VRDO	5.500%	5/1/32	(12)	2,550	2,649
1 Albany NY IDA Fac. Rev. (Univ. of Albany) VRDO	5.500%	5/1/32	(12)	1,500	1,558
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15	(14)(ETM)	2,665	2,673
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15	(14)	335	336
Buffalo NY GO	5.125%	2/1/12	(2)	1,870	1,906
Buffalo NY GO	5.125%	2/1/13	(2)	2,945	2,999
Erie County NY Asset Securitization Corp. TOB
Settlement Rev.	5.000%	6/1/45		1,000	716
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20	(4)	3,510	3,765
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21	(4)	5,000	5,335
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22	(4)	4,500	4,770
Hempstead NY GO	3.000%	8/15/10		3,435	3,519
Hempstead NY GO	4.000%	8/15/11		3,000	3,186
Hempstead NY GO	2.500%	2/1/12		1,015	1,050
Hempstead NY GO	4.000%	8/15/13		1,000	1,096
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17		2,360	2,527
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19		3,200	3,386
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47	(14)	10,000	8,463
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47	(3)	35,000	31,229
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47		24,600	21,950
Liberty NY Dev. Corp. Rev. (Goldman Sachs
Headquarters)	5.250%	10/1/35		23,800	23,173
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/11	(14)	8,100	8,551
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13		15,690	17,300
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18	(14)	25,000	26,997
Long Island NY Power Auth. Electric System Rev.	5.250%	4/1/19		15,000	16,688
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24	(4)	19,830	10,370
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27	(4)	15,905	6,949
Long Island NY Power Auth. Electric System Rev.	5.125%	9/1/29		10,000	10,037
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20	(14)	5,650	6,170
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23		5,000	5,139
Metro. New York Transp. Auth. Rev.	6.250%	11/15/23		5,000	5,632
Metro. New York Transp. Auth. Rev.	6.500%	11/15/28		5,000	5,638
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31		4,450	4,475
Metro. New York Transp. Auth. Rev.	5.000%	11/15/33		7,000	7,028
Metro. New York Transp. Auth. Rev.	5.000%	11/15/37		14,250	14,121
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.500%	11/15/13	(4)	6,000	6,615
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/28		5,000	5,258
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/29		4,000	4,186

Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/30		4,000	4,180
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.125%	1/1/29		23,000	23,134
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.000%	7/1/30	(2)	1,760	1,775
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16	(14)	4,000	4,298
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17	(14)	5,000	5,373
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17	(2)	35,000	37,194
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19	(14)	5,500	5,841
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20	(14)	7,000	7,414
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/22		5,000	5,172
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/22	(14)	8,310	8,509
Metro. New York Transp. Auth. Rev. (Transit Rev.)
PUT	5.000%	11/15/14		40,550	44,914
Monroe County NY GO	5.000%	3/1/12	(12)	3,340	3,574
Monroe County NY GO	5.000%	3/1/13	(12)	3,195	3,465
Monroe Tobacco Securitization Corp. New York
Tobacco Settlement Rev.	6.375%	6/1/10	(Prere.)	15,000	15,795
Nassau County NY GO	5.250%	6/1/11	(2)	3,670	3,756
Nassau County NY GO	5.000%	1/15/16	(4)	875	1,003
Nassau County NY Sewer & Storm Water Finance
Auth. Rev.	5.000%	11/1/12		4,980	5,479
Nassau County NY Sewer & Storm Water Finance
Auth. Rev.	5.000%	11/1/13		1,000	1,115
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35		4,000	3,051
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46		2,105	1,537
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.000%	7/1/44	(14)	5,000	5,023
New York City NY Cultural Resources Rev.
(American Museum of Natural History) VRDO	0.120%	9/1/09		5,000	5,000
New York City NY Cultural Resources Rev. (Julliard
School)	5.000%	1/1/34		4,000	4,163
New York City NY Cultural Resources Rev. (Julliard
School)	5.000%	1/1/39		4,000	4,135
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.000%	4/1/28		4,650	4,921
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.000%	4/1/31		5,000	5,203
New York City NY Cultural Resources Rev. (Trust
for Cultural Resources)	2.750%	7/1/12		4,000	4,056
New York City NY GO	5.250%	3/15/11	(2)(Prere.)	390	421
New York City NY GO	5.000%	8/1/13		2,370	2,620
New York City NY GO	5.125%	8/1/13	(4)	19,025	19,832
New York City NY GO	5.750%	8/1/13		7,500	8,240
New York City NY GO	5.000%	8/15/13		1,000	1,106
New York City NY GO	5.000%	1/1/14		3,360	3,717
New York City NY GO	5.000%	2/1/14		3,500	3,878
New York City NY GO	5.000%	8/1/14		2,500	2,791
New York City NY GO	5.000%	8/1/14		2,800	3,125
New York City NY GO	5.000%	8/1/14		2,330	2,601
New York City NY GO	5.000%	8/1/14		6,500	7,256
New York City NY GO	5.000%	8/1/14		2,505	2,796
New York City NY GO	5.200%	8/1/14	(4)	5,000	5,218
New York City NY GO	5.250%	8/1/14		1,390	1,568
New York City NY GO	5.250%	9/1/14		4,060	4,584
New York City NY GO	5.000%	4/1/15	(4)	4,760	5,346
New York City NY GO	5.250%	3/15/16	(2)	4,610	4,851

New York City NY GO	5.000%	8/1/16		16,925	18,965
New York City NY GO	5.000%	2/1/17		8,835	9,829
New York City NY GO	5.000%	9/1/17		3,955	4,310
New York City NY GO	5.500%	8/1/20		2,500	2,657
New York City NY GO	5.250%	9/1/21		8,000	8,800
New York City NY GO	5.000%	8/1/22		10,000	10,580
New York City NY GO	5.250%	8/15/22		10,000	10,909
New York City NY GO	5.250%	9/1/22		17,000	18,553
New York City NY GO	5.000%	8/1/24		10,000	10,527
New York City NY GO	5.250%	8/15/24		15,000	16,154
New York City NY GO	5.000%	8/1/25		8,000	8,302
New York City NY GO	5.000%	8/15/26		14,500	15,193
New York City NY GO	5.000%	5/15/28		4,500	4,686
New York City NY GO	5.625%	4/1/29		3,000	3,258
New York City NY GO	5.000%	5/15/31		9,000	9,250
New York City NY GO	5.000%	5/15/36		4,250	4,320
New York City NY GO VRDO	0.120%	9/1/09	(4)	1,100	1,100
New York City NY GO VRDO	0.120%	9/1/09		7,000	7,000
New York City NY GO VRDO	0.120%	9/1/09	LOC	2,600	2,600
New York City NY GO VRDO	0.240%	9/1/09		7,200	7,200
New York City NY GO VRDO	0.350%	9/1/09	LOC	2,600	2,600
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12		6,665	7,073
New York City NY Housing Dev. Corp. Multi-Family
Rev.	5.550%	11/1/39		3,500	3,536
New York City NY Housing Dev. Corp. Multi-Family
Rev.	5.700%	11/1/46		7,155	7,277
New York City NY Housing Dev. Corp. Multi-Family
Rev. VRDO	0.120%	9/1/09		2,670	2,670
New York City NY IDA (Queens Baseball Stadium)	6.125%	1/1/29	(12)	1,750	1,956
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31	(2)	20,640	19,132
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39	(2)	2,875	2,575
New York City NY IDA (Queens Baseball Stadium)	6.375%	1/1/39	(12)	4,000	4,425
New York City NY IDA (Yankee Stadium)	0.000%	3/1/29	(12)	3,000	945
New York City NY IDA (Yankee Stadium)	0.000%	3/1/34	(12)	10,285	2,371
New York City NY IDA (Yankee Stadium)	0.000%	3/1/35	(12)	4,305	935
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36	(14)	14,800	13,374
New York City NY IDA (Yankee Stadium)	7.000%	3/1/49	(12)	8,000	9,166
New York City NY IDA Special Fac. Rev.	5.000%	5/1/29		2,020	2,062
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.000%	6/15/14		1,015	1,103
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/17		10,000	7,673
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17		24,515	26,513
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18		4,250	3,085
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/21		4,490	2,742
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.500%	6/15/28	(4)	10,000	10,045
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29		9,500	9,831
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31		11,000	11,249
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.500%	6/15/32		17,500	17,036
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/32		15,000	15,833

New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/33		15,000	15,051
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.125%	6/15/33	(14)	6,995	7,097
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/35		10,000	9,926
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35		4,480	4,518
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35		1,000	1,011
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/36		20,055	20,276
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.500%	6/15/38		8,150	7,709
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/38		1,000	991
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/38		37,505	38,009
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/39		5,000	5,050
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40		7,000	7,335
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.500%	6/15/40		18,500	19,807
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/40		10,075	10,992
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.120%	9/1/09		9,600	9,600
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.120%	9/1/09		3,800	3,800
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.120%	9/1/09		5,600	5,600
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.150%	9/1/09		7,650	7,650
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/23	(14)	6,100	6,495
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/24	(14)	12,500	13,194
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/25	(14)	20,225	21,288
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10	(Prere.)	930	975
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/11		4,750	4,986
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	2,955	3,184
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	2,670	2,877
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	8,680	9,353
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/13		8,750	9,942
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14	(Prere.)	3,385	3,574
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14		820	875
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	(Prere.)	7,310	7,777
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15		330	352
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	(Prere.)	9,395	10,386
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	(Prere.)	8,415	8,953
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16		2,735	2,984
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24	(14)	6,740	6,991
New York City NY Transitional Finance Auth. Rev.	5.000%	7/15/25	(14)	5,200	5,370
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26		5,000	5,257
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/26		3,360	3,472
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		4,000	4,337

New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/28		3,500	3,635
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/30		500	518
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30		13,500	14,048
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/32		500	512
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/33		7,000	7,218
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/34		10,000	10,273
New York City NY Transitional Finance Auth. Rev.	4.750%	1/15/38		20,000	19,333
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/39		1,875	1,918
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	2/1/19	(14)	4,500	4,889
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/1/24		7,710	8,409
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	8/1/32		2,010	2,036
New York City NY Transitional Finance Auth. Rev.
VRDO	0.110%	9/1/09		4,650	4,650
New York City NY Transitional Finance Auth. Rev.
VRDO	0.120%	9/1/09		5,400	5,400
New York City NY Transitional Finance Auth. Rev.
VRDO	0.120%	9/1/09		2,995	2,995
New York City NY Transitional Finance Auth. Rev.
VRDO	0.180%	9/8/09		12,600	12,600
New York State Dormitory Auth. Rev.	4.000%	2/15/11		2,190	2,271
New York State Dormitory Auth. Rev.	4.000%	2/15/12		2,230	2,344
New York State Dormitory Auth. Rev.	5.000%	2/15/13		3,085	3,362
New York State Dormitory Auth. Rev.	5.250%	2/15/19	(14)	2,420	2,616
New York State Dormitory Auth. Rev.	5.250%	2/15/20	(14)	2,555	2,737
New York State Dormitory Auth. Rev.	5.250%	2/15/21	(14)	1,680	1,788
New York State Dormitory Auth. Rev.	5.250%	2/15/22	(14)	2,825	2,986
New York State Dormitory Auth. Rev.	5.000%	2/15/23	(4)	5,980	6,309
New York State Dormitory Auth. Rev.	5.250%	2/15/23	(14)	1,120	1,176
New York State Dormitory Auth. Rev.	5.000%	2/15/25	(4)	2,735	2,857
New York State Dormitory Auth. Rev.	5.000%	2/15/26	(4)	2,995	3,127
New York State Dormitory Auth. Rev.	5.000%	2/15/28	(4)	500	522
New York State Dormitory Auth. Rev. (Albany
Medical Center)	5.000%	8/15/18	(4)	16,215	17,280
New York State Dormitory Auth. Rev. (Catholic
Health)	5.500%	7/1/22	(14)	10,000	10,016
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11	(3)	3,930	4,092
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15	(14)	25,145	26,002
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16	(14)	7,255	7,493
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20	(14)	14,525	16,235
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22	(14)	9,240	10,194
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23	(14)	7,915	8,689
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/19		4,900	5,450
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/19		5,100	5,488
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/21		6,990	7,763
New York State Dormitory Auth. Rev. (Cornell
Univ.)	5.000%	7/1/31		6,905	7,184
New York State Dormitory Auth. Rev. (Cornell
Univ.)	5.000%	7/1/35		1,500	1,538
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.120%	9/1/09		9,500	9,500
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10	(2)(Prere.)	21,370	22,396

New York State Dormitory Auth. Rev. (Long Island
Jewish)	5.000%	11/1/20		3,965	4,024
New York State Dormitory Auth. Rev. (Long Island
Jewish)	5.000%	11/1/21		4,035	4,056
New York State Dormitory Auth. Rev. (Long Island
Jewish)	5.000%	11/1/22		4,285	4,287
New York State Dormitory Auth. Rev. (Long Island
Jewish)	5.000%	11/1/26		5,495	5,286
New York State Dormitory Auth. Rev. (Long Island
Jewish)	5.000%	11/1/26		1,800	1,763
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10	(4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10	(4)(Prere.)	90	95
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10	(4)(Prere.)	95	100
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10	(4)(Prere.)	105	110
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/12		1,490	1,602
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	8/15/12		7,025	7,633
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/25	(14)	6,575	6,745
New York State Dormitory Auth. Rev. (Mount Sinai
School Medical)	5.150%	7/1/24	(14)	9,000	9,273
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/18		11,950	13,367
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22		10,070	10,888
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22		10,000	10,960
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/23	(4)	4,200	4,440
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/26	(2)	7,500	7,846
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28		6,475	6,858
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/31		21,515	22,203
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/32		11,000	11,306
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/35		10,000	10,195
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.750%	3/15/36		10,000	10,961
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/38		10,000	10,213
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.250%	3/15/38		10,000	10,419
New York State Dormitory Auth. Rev. (Sloan-
Kettering Cancer Center)	5.000%	7/1/30		34,500	35,238

New York State Dormitory Auth. Rev. (St. Joseph's
Hosp.)	5.250%	7/1/18	(14)	6,700	6,699
New York State Dormitory Auth. Rev. (State Univ.
Dormitory Facs.)	5.000%	7/1/32		10,000	10,038
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(14)	16,160	16,832
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/13		5,000	5,379
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13	(14)	17,285	17,985
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17	(4)	3,750	4,417
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21	(14)	3,000	3,318
New York State Dormitory Auth. Rev. (Supported
Debt - The New School)	5.000%	7/1/31	(14)	8,765	8,785
New York State Dormitory Auth. Rev. (Supported
Debt - The New School)	5.000%	7/1/36	(14)	6,190	6,038
New York State Dormitory Auth. Rev. (Supported
Debt Court)	5.500%	5/15/24	(2)	4,180	4,569
New York State Dormitory Auth. Rev. (Supported
Debt Court)	5.500%	5/15/25	(2)	5,145	5,604
New York State Dormitory Auth. Rev. (Supported
Debt Court)	5.500%	5/15/26	(2)	10,140	11,059
New York State Dormitory Auth. Rev. (Supported
Debt Court)	5.500%	5/15/27	(2)	4,500	4,878
New York State Dormitory Auth. Rev. (Supported
Debt Court)	5.000%	7/1/35		13,000	13,066
New York State Dormitory Auth. Rev. (The New
York & Presbyterian Hosp.)	5.500%	2/1/10	(2)	6,330	6,442
New York State Dormitory Auth. Rev. (Upstate
Community Colleges)	5.250%	7/1/12	(2)	3,935	3,985
New York State Dormitory Auth. Rev. (Upstate
Community Colleges)	5.000%	7/1/15	(2)	1,915	1,938
New York State Dormitory Auth. Rev. (Upstate
Community Colleges)	5.000%	7/1/16	(2)	800	810
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.250%	7/1/17	(4)	8,025	8,092
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.375%	7/1/25	(4)	7,000	7,058
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/19	(2)	2,425	2,614
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/21	(2)	1,750	1,842
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/22	(2)	3,425	3,581
New York State Dormitory Auth. Rev. Non State
Supported Debt (Columbia Univ.)	5.000%	7/1/13		2,375	2,684
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/26	(14)	6,105	6,355
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/29	(14)	6,870	6,980
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/31	(14)	10,000	10,064
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fashion Institute of Technology
Student Housing Corp.)	5.250%	7/1/34	(14)	8,000	7,901
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.)	5.000%	7/1/33	(12)	5,670	5,767

New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.)	5.000%	7/1/38	(12)	3,000	3,023
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27	(4)	4,675	4,890
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36	(4)	3,575	3,638
New York State Dormitory Auth. Rev. Non State
Supported Debt (Long Island Jewish Obligated
Group)	5.000%	5/1/32		6,500	6,113
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of Medicine
of New York Univ.)	5.000%	7/1/27	(14)	8,000	8,182
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of Medicine
of New York Univ.)	5.000%	7/1/35	(14)	24,875	24,659
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of Medicine
of New York Univ.)	4.500%	7/1/37	(14)	14,020	12,603
New York State Dormitory Auth. Rev. Non State
Supported Debt (Muni. Fac. Health)	5.000%	1/15/13		8,440	9,216
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22		8,000	7,571
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ.)	5.000%	7/1/38		15,700	15,946
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/16	(12)	750	846
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/18	(12)	570	640
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/29	(12)	3,750	3,882
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing
Program)	4.000%	10/1/12	(4)	3,130	3,367
New York State Dormitory Auth. Rev. Non State
Supported Debt (School Dist. Financing
Program)	5.000%	10/1/13	(4)	1,000	1,123
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.)	5.250%	7/1/32	(14)	20,000	20,216
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.) VRDO	0.150%	9/8/09	LOC	9,580	9,580
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. Lawrence Univ.)	5.000%	7/1/14		16,000	17,242
New York State Dormitory Auth. Rev. Non State
Supported Debt (Univ. of Rochester)	5.000%	7/1/32		8,405	8,512
New York State Dormitory Auth. Rev. Non State
Supported Debt (Vassar College)	5.000%	7/1/46		30,000	30,250
New York State Dormitory Auth. Rev. State
Supported Debt	5.500%	2/15/17		10,000	11,160
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	10/1/20	(12)	1,500	1,634
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	10/1/21	(12)	2,500	2,692
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/34		5,000	5,241
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.)	5.000%	7/1/25		4,670	4,845
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	3.245%	1/19/10	(14)	10,000	10,045

New York State Energy Research & Dev. Auth.
PCR (Rochester Gas & Electric Corp.) PUT	5.000%	8/1/16	(14)	7,750	7,787
2 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16		3,095	3,370
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19		11,335	12,262
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22		5,450	5,990
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25		4,540	4,858
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	4.750%	6/15/32		12,240	12,382
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34		5,000	5,108
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34		5,000	5,108
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	10/15/35		5,815	5,980
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37		2,375	2,452
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37		15,000	15,352
New York State Environmental Fac. Corp. Rev.
(Personal Income Tax)	5.250%	12/15/24		8,000	8,796
New York State Housing Finance Agency Rev.
(Personal Income Tax)	5.000%	3/15/38		15,245	15,497
New York State Local Govt. Assistance Corp.	5.000%	4/1/13		9,390	10,497
New York State Local Govt. Assistance Corp.	5.000%	4/1/13	(4)	3,625	4,062
New York State Local Govt. Assistance Corp.	5.500%	4/1/17		2,015	2,370
New York State Muni. Bond Bank Agency Special
School Purpose Rev.	5.500%	12/1/12		6,955	7,658
New York State Thruway Auth. Rev.	5.000%	1/1/26	(14)	4,695	4,916
New York State Thruway Auth. Rev.	5.000%	1/1/27	(14)	2,000	2,081
New York State Thruway Auth. Rev.	5.000%	1/1/28	(14)	2,500	2,584
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/13		2,790	3,100
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/13	(2)	1,000	1,120
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/14		4,010	4,480
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/14	(2)	32,400	35,201
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/15		6,450	7,273
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/16		5,050	5,668
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/18	(2)	24,500	26,920
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/20	(2)	5,000	5,814
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/25	(2)	9,500	9,955
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/28		9,000	9,411
New York State Thruway Auth. Rev. (Personal
Income Tax)	4.000%	3/15/14		2,500	2,711
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.250%	3/15/19		10,765	12,467

New York State Thruway Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22		7,570	8,302
New York State Urban Dev. Corp. Rev.	5.000%	1/1/12		5,000	5,334
New York State Urban Dev. Corp. Rev.	5.000%	1/1/14		13,000	14,165
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15		5,000	5,476
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16		10,000	10,958
New York State Urban Dev. Corp. Rev. (Personal
Income Tax)	5.000%	3/15/23	(4)	7,860	8,308
New York State Urban Dev. Corp. Rev. (Personal
Income Tax)	5.000%	3/15/24	(4)	3,500	3,682
New York State Urban Dev. Corp. Rev. (Personal
Income Tax)	5.000%	3/15/37		7,000	7,101
New York State Urban Dev. Corp. Rev. (Personal
Income Tax) GO	5.500%	3/15/23	(14)	13,000	15,222
New York State Urban Dev. Corp. Rev. (Personal
Income Tax) GO	5.500%	3/15/24	(14)	5,000	5,848
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.250%	1/1/24		10,000	10,564
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15	(14)	5,000	5,261
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20	(14)	8,685	10,472
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21	(14)	9,230	11,143
North Hempstead NY GO	6.400%	4/1/11	(14)	2,075	2,248
Oyster Bay NY GO	5.000%	2/15/18		1,500	1,748
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/27		17,655	18,069
Port Auth. of New York & New Jersey Rev.	5.000%	8/15/28	(4)	10,000	10,585
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30		5,940	6,173
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32		9,900	10,045
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33		9,800	9,948
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33		6,990	7,205
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38		12,590	12,779
St. Lawrence County NY Individual Dev. Civic Fac.
Rev. (St. Lawrence Univ.)	5.000%	10/1/16		3,510	3,931
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10	(2)(ETM)	3,790	3,929
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11	(2)(ETM)	2,380	2,566
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12	(2)(ETM)	4,290	4,785
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17	(2)(ETM)	1,695	2,036
Tobacco Settlement Asset Securitization Corp. Inc.
New York	5.000%	6/1/34		3,000	2,284
Tobacco Settlement Asset Securitization Corp. Inc.
New York	5.125%	6/1/42		14,160	10,438
Tobacco Settlement Financing Corp. New York
Rev.	5.000%	6/1/10		7,500	7,724
Tobacco Settlement Financing Corp. New York
Rev.	4.000%	6/1/12		20,000	21,108
Tompkins County NY IDA Civic Fac. (Cornell Univ.)
VRDO	0.120%	9/1/09		3,935	3,935
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/12		2,715	3,021
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/13		6,465	7,308
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15		2,930	3,127
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/15		9,500	10,993
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16		2,500	2,668
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18		2,330	2,478
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18		185	202
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19		43,025	46,853
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19	(14)	2,500	2,918
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21	(14)	11,370	13,303
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/32	(14)	3,150	3,200
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/33		3,385	3,466

Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/37		13,310	13,525
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38		25,000	25,989
Triborough Bridge & Tunnel Auth. New York Rev.
VRDO	0.270%	9/8/09		3,100	3,100
Troy County NY IDA Civic Fac. Rev. (Rensselaer
Polytechnic Institute) VRDO	0.200%	9/8/09	LOC	7,700	7,700
					2,870,777
Puerto Rico (2.7%)
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12	(14)(Prere.)	6,500	7,348
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15	(14)	5,000	5,042
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16	(14)	16,345	16,966
Puerto Rico GO	5.500%	7/1/13	(3)	6,000	6,229
Puerto Rico GO	5.500%	7/1/20	(3)	6,305	6,402
Puerto Rico GO	5.500%	7/1/21	(14)	12,005	12,035
Puerto Rico Infrastructure Financing Auth. Special
Tax Rev.	5.500%	7/1/27	(3)	6,230	5,984
Puerto Rico Muni. Finance Agency	5.250%	8/1/17	(4)	4,000	4,129
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	860	1,047
Puerto Rico Sales Tax Financing Corp. Rev.	6.000%	8/1/42		5,000	5,208
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44		8,000	8,643
					79,033
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11		2,000	2,054
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23		2,000	1,944
					3,998
Total Investments (100.0%) (Cost $2,888,748)					2,953,808
Other Assets and Liabilities-Net (0.0%)					(816)
Net Assets (100%)					2,952,992

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2009.
2	Securities with a value of $1,637,000 have been segregated as initial margin for open futures contracts.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

New York Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $2,889,615,000. Net unrealized appreciation of investment securities for tax purposes was $64,193,000, consisting of unrealized gains of $94,597,000 on securities that had risen in value since their purchase and $30,404,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
30-Year U.S. Treasury Bond	December 2009	(361)	43,230	(185)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New York Long-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,953,808	—
Futures Contracts—Liabilities[1]	(210)	—	—
Total	(210)	2,953,808	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.